UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22621

Cohen & Steers Real Assets Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments

COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 56.5%
AUSTRALIA 1.9%
MATERIALS—METALS & MINING 0.1%
South32 Ltd. (GBP)	83,045	$173,499

REAL ESTATE 1.5%
DIVERSIFIED 0.8%
Dexus Property Group	210,021	1,567,655

INDUSTRIALS 0.5%
Goodman Group	179,423	1,060,992

RETAIL 0.2%
Scentre Group	111,517	365,504
TOTAL REAL ESTATE		2,994,151

TOLL ROADS 0.3%
Transurban Group	60,054	535,434
TOTAL AUSTRALIA		3,703,084

AUSTRIA 0.3%
REAL ESTATE—DIVERSIFIED
BUWOG AG	23,686	597,593

BELGIUM 0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA	2,324	175,059

BRAZIL 0.6%
CONSUMER—NON-CYCLICAL—FOOD PRODUCTS 0.4%
BRF SA, ADR (USD)(a)	70,876	868,231

ENERGY—OIL & GAS 0.2%
Petroleo Brasileiro SA, ADR (USD)(b)	39,794	385,604
TOTAL BRAZIL		1,253,835

CANADA 3.7%
ENERGY—OIL & GAS 0.4%
Cenovus Energy	66,427	751,759

MATERIALS 1.6%
CHEMICALS 0.9%
Agrium (USD)	5,105	487,782
Potash Corp. of Saskatchewan (USD)	76,797	1,311,693
		1,799,475
METALS & MINING 0.7%
Barrick Gold Corp. (USD)	38,788	736,584

	Number of Shares	Value
Franco-Nevada Corp.	4,957	$324,739
Goldcorp (USD)	21,415	312,445
		1,373,768
TOTAL MATERIALS		3,173,243

PIPELINES—C-CORP 1.2%
Enbridge	13,960	584,812
Pembina Pipeline Corp.	17,173	544,174
TransCanada Corp.	21,863	1,008,935
Veresen	32,876	363,407
		2,501,328
REAL ESTATE 0.5%
OFFICE 0.4%
Allied Properties REIT	25,666	696,534

RETAIL 0.1%
Smart Real Estate Investment Trust	11,079	272,175
TOTAL REAL ESTATE		968,709
TOTAL CANADA		7,395,039

CHINA 0.2%
AIRPORTS 0.1%
Beijing Capital International Airport Co., Ltd., Class H (HKD)	162,000	193,862

TOLL ROADS 0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)	162,000	232,635
TOTAL CHINA		426,497

FRANCE 1.4%
AIRPORTS 0.2%
Aeroports de Paris	2,547	314,781

REAL ESTATE 0.8%
DIVERSIFIED 0.3%
Gecina SA	4,744	643,746

RETAIL 0.5%
Klepierre	24,475	951,968
TOTAL REAL ESTATE		1,595,714

TOLL ROADS 0.4%
Vinci SA	10,574	838,129

	Number of Shares	Value
TOTAL FRANCE		$2,748,624

GERMANY 1.4%
ELECTRIC—REGULATED ELECTRIC 0.2%
Innogy SE, 144A(b),(c)	8,406	317,316

REAL ESTATE 1.2%
DIVERSIFIED 0.2%
TLG Immobilien AG	23,705	461,894

OFFICE 0.3%
Alstria Office REIT AG	43,003	526,193

RESIDENTIAL 0.7%
ADO Properties SA, 144A(c)	7,114	255,149
Deutsche Wohnen AG	33,945	1,117,700
		1,372,849
TOTAL REAL ESTATE		2,360,936
TOTAL GERMANY		2,678,252

HONG KONG 2.2%
CONSUMER STAPLES—FOOD 0.2%
WH Group Ltd. (Cayman Islands), 144A(c)	558,900	481,841

ELECTRIC—REGULATED ELECTRIC 0.2%
CLP Holdings Ltd.	42,500	444,332

REAL ESTATE 1.8%
DIVERSIFIED 1.6%
Cheung Kong Property Holdings Ltd.	156,000	1,050,840
Hang Lung Properties Ltd.	399,000	1,037,097
Sun Hung Kai Properties Ltd.	66,000	969,851
		3,057,788

RETAIL 0.2%
Link REIT	57,500	402,866
TOTAL REAL ESTATE		3,460,654
TOTAL HONG KONG		4,386,827

IRELAND 0.1%
ENERGY—OIL & GAS EQUIPMENT & SERVICES
Weatherford International PLC (USD)(b)	37,229	247,573

ITALY 0.4%
COMMUNICATIONS—TOWERS 0.2%
Ei Towers S.p.A.	6,771	380,668

	Number of Shares	Value
PIPELINES—C-CORP 0.2%
Snam S.p.A.	111,596	$482,631
TOTAL ITALY		863,299

JAPAN 4.2%
CONSUMER—NON-CYCLICAL 0.2%
NH Foods Ltd.	13,292	356,865

INDUSTRIAL—MACHINERY 0.4%
Kubota Corp.	52,345	785,669

MATERIALS—METALS & MINING 0.4%
JFE Holdings	19,600	335,997
Nippon Steel & Sumitomo Metal Corp.	20,600	474,616
		810,613
RAILWAYS 0.3%
Central Japan Railway Co.	1,800	293,290
West Japan Railway Co.	6,200	403,254
		696,544
REAL ESTATE 2.9%
DIVERSIFIED 2.0%
Activia Properties	172	820,372
Mitsui Fudosan Co., Ltd.	80,000	1,705,919
Sumitomo Realty & Development Co., Ltd.	22,000	570,304
Tokyo Tatemono Co., Ltd.	70,700	932,252
		4,028,847
OFFICE 0.5%
Hulic REIT	151	250,378
Kenedix Office Investment Corp.	76	447,822
Nippon Building Fund	58	317,273
		1,015,473
RETAIL 0.4%
Japan Retail Fund Investment Corp.	351	688,569
TOTAL REAL ESTATE		5,732,889
TOTAL JAPAN		8,382,580

JERSEY 0.5%
MATERIALS—METALS & MINING
Glencore PLC (GBP)(b)	237,586	932,159

	Number of Shares	Value
LUXEMBOURG 0.4%
MATERIALS—METALS & MINING
ArcelorMittal SA(b)	90,784	$763,746

MEXICO 0.2%
AIRPORTS 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,318	139,048

TOLL ROADS 0.1%
OHL Mexico SAB de CV	207,519	293,285
TOTAL MEXICO		432,333

NEW ZEALAND 0.2%
AIRPORTS
Auckland International Airport Ltd.	61,726	292,505

NORWAY 0.3%
MATERIALS—CHEMICALS 0.2%
Yara International ASA	8,373	322,391

REAL ESTATE—OFFICE 0.1%
Entra ASA, 144A(c)	21,716	237,110
TOTAL NORWAY		559,501

RUSSIA 0.4%
ENERGY—OIL & GAS 0.3%
Gazprom OAO, ADR (USD)	71,252	318,497
Lukoil PJSC, ADR (USD)	2,543	134,677
		453,174

MATERIALS—METALS & MINING 0.1%
MMC Norilsk Nickel PJSC, ADR (USD)	15,035	236,350
TOTAL RUSSIA		689,524

SINGAPORE 0.3%
CONSUMER STAPLES—FOOD PRODUCTS 0.2%
Golden Agri-Resources Ltd.	379,500	104,448
Wilmar International Ltd.	124,200	313,419
		417,867
REAL ESTATE—INDUSTRIALS 0.1%
Global Logistic Properties Ltd.	77,000	153,026
TOTAL SINGAPORE		570,893

	Number of Shares	Value
SOUTH KOREA 0.2%
MATERIALS—METALS & MINING
POSCO	1,850	$481,400

SPAIN 0.6%
REAL ESTATE—DIVERSIFIED 0.3%
Hispania Activos Inmobiliarios SA	20,624	296,362
Merlin Properties Socimi SA	23,035	257,533
		553,895
TOLL ROADS 0.3%
Ferrovial SA	35,088	702,222
TOTAL SPAIN		1,256,117

SWEDEN 0.5%
MATERIALS—METALS & MINING 0.4%
Boliden AB	26,924	802,253

REAL ESTATE—DIVERSIFIED 0.1%
Fastighets AB Balder, Class B(b)	10,219	213,260
TOTAL SWEDEN		1,015,513

SWITZERLAND 0.1%
AIRPORTS
Flughafen Zuerich AG	1,214	258,762

UNITED KINGDOM 4.1%
ELECTRIC—REGULATED ELECTRIC 0.4%
National Grid PLC	59,271	752,632

ENERGY 1.0%
INTEGRATED OIL & GAS 0.7%
Royal Dutch Shell PLC	47,598	1,302,739

OIL & GAS 0.3%
BP PLC	110,059	630,929
TOTAL ENERGY		1,933,668

MATERIALS—METALS & MINING 0.9%
Anglo American PLC(b)	16,674	254,764
BHP Billiton PLC	85,772	1,326,103
KAZ Minerals PLC(b)	35,521	202,406
		1,783,273
REAL ESTATE 1.5%
DIVERSIFIED 0.2%
LondonMetric Property PLC	195,533	391,483

	Number of Shares	Value
HEALTH CARE 0.2%
Assura PLC	449,166	$325,557

INDUSTRIALS 0.5%
Segro PLC	187,911	1,074,049

OFFICE 0.1%
Workspace Group PLC	13,817	135,894

RESIDENTIAL 0.2%
UNITE Group PLC	49,548	395,131

SELF STORAGE 0.3%
Big Yellow Group PLC	55,723	510,001
Safestore Holdings PLC	43,761	207,799
		717,800
TOTAL REAL ESTATE		3,039,914

WATER—WATER UTILITIES 0.3%
United Utilities Group PLC	50,194	624,793
TOTAL UNITED KINGDOM		8,134,280

UNITED STATES 32.2%
COMMUNICATIONS—TOWERS 1.0%
American Tower Corp.	9,254	1,124,731
Crown Castle International Corp.	9,247	873,379
		1,998,110
CONSUMER—NON-CYCLICAL 1.1%
AGRICULTURE 0.7%
Archer-Daniels-Midland Co.(a)	19,737	908,691
Bunge Ltd.	6,079	481,822
		1,390,513
FOOD PRODUCTS 0.4%
AdvancePierre Foods Holdings(a)	10,819	337,228
Ingredion(a)	1,281	154,271
Tyson Foods, Class A	5,309	327,619
		819,118
TOTAL CONSUMER—NON-CYCLICAL		2,209,631

DIVERSIFIED 0.1%
Macquarie Infrastructure Co. LLC	2,383	192,022

	Number of Shares	Value
ELECTRIC 1.3%
INTEGRATED ELECTRIC 0.2%
NextEra Energy	2,678	$343,775
Pattern Energy Group	8,395	168,991
		512,766
REGULATED ELECTRIC 1.1%
CMS Energy Corp.	4,066	181,913
Edison International	8,484	675,411
Great Plains Energy	7,548	220,553
PG&E Corp.	13,339	885,176
WEC Energy Group	2,703	163,883
		2,126,936
TOTAL ELECTRIC		2,639,702

ENERGY 5.0%
OIL & GAS 4.3%
Anadarko Petroleum Corp.	28,678	1,778,036
Diamondback Energy(b)	9,857	1,022,319
EOG Resources	6,953	678,265
Extraction Oil & Gas(b)	66,067	1,225,543
Exxon Mobil Corp.	18,517	1,518,579
Noble Energy	22,821	783,673
Pioneer Natural Resources Co.	4,505	838,966
SM Energy Co.	27,879	669,654
		8,515,035
OIL & GAS SERVICES 0.7%
Helmerich & Payne	12,087	804,632
Schlumberger Ltd.	8,424	657,914
		1,462,546
TOTAL ENERGY		9,977,581

GAS DISTRIBUTION 0.5%
Atmos Energy Corp.	4,789	378,283
Sempra Energy	6,347	701,344
		1,079,627
GOLD 3.9%
iShares Gold Trust ETF(b)	649,080	7,795,451

	Number of Shares	Value
INDUSTRIALS—BUILDING PRODUCTS 0.3%
Eagle Materials	5,006	$486,283

MATERIALS 1.8%
CHEMICALS 1.2%
CF Industries Holdings(a)	12,266	360,007
Monsanto Co.(a)	13,109	1,483,939
Mosaic Co. (The)(a)	16,035	467,901
		2,311,847
METALS & MINING 0.6%
Alcoa Corp.	14,618	502,859
Freeport-McMoRan(b)	29,690	396,658
Steel Dynamics	9,264	322,017
		1,221,534
TOTAL MATERIALS		3,533,381

PIPELINES 1.9%
PIPELINES—C-CORP 1.6%
Cheniere Energy(b)	11,158	527,439
Kinder Morgan(a)	63,286	1,375,838
Targa Resources Corp.	7,746	463,985
Williams Cos. (The)	25,480	753,953
		3,121,215
PIPELINES—MLP 0.3%
Antero Midstream Partners LP	6,412	212,622
Noble Midstream Partners LP	4,108	213,944
Rice Midstream Partners LP	8,095	204,156
		630,722
TOTAL PIPELINES		3,751,937

RAILWAYS 0.2%
CSX Corp.	3,162	147,191
Norfolk Southern Corp.	1,248	139,739
Union Pacific Corp.	1,373	145,428
		432,358
REAL ESTATE 14.7%
HEALTH CARE 0.9%
HCP	52,455	1,640,793

	Number of Shares	Value
Quality Care Properties(b)	10,449	$197,068
		1,837,861
HOTEL 1.0%
Apple Hospitality REIT	13,681	261,307
Hilton Worldwide Holdings	15,345	897,069
Red Rock Resorts, Class A	9,950	220,691
Sunstone Hotel Investors	38,232	586,096
		1,965,163
INDUSTRIALS 0.3%
Prologis	9,766	506,660

OFFICE 3.6%
Alexandria Real Estate Equities	4,112	454,458
Corporate Office Properties Trust	16,141	534,267
Cousins Properties	98,881	817,746
Douglas Emmett	24,718	949,171
Empire State Realty Trust, Class A	31,705	654,391
Kilroy Realty Corp.	9,017	649,945
Parkway	18,196	361,919
SL Green Realty Corp.	13,030	1,389,259
Vornado Realty Trust	12,723	1,276,244
		7,087,400
RESIDENTIAL 4.3%
APARTMENT 2.5%
Apartment Investment & Management Co.	11,327	502,353
AvalonBay Communities	9,667	1,774,861
Essex Property Trust	5,744	1,329,908
UDR	33,984	1,232,260
		4,839,382
MANUFACTURED HOME 0.9%
Equity Lifestyle Properties	6,927	533,795
Sun Communities	15,494	1,244,633
		1,778,428
SINGLE FAMILY 0.5%
American Homes 4 Rent, Class A	45,845	1,052,601

STUDENT HOUSING 0.4%
Education Realty Trust	19,739	806,338

	Number of Shares	Value
TOTAL RESIDENTIAL		$8,476,749

SELF STORAGE 0.9%
Extra Space Storage	11,800	877,802
Public Storage	4,476	979,841
		1,857,643
SHOPPING CENTERS 2.4%
COMMUNITY CENTER 1.0%
Brixmor Property Group	22,544	483,794
Tanger Factory Outlet Centers	18,695	612,635
Weingarten Realty Investors	25,136	839,291
		1,935,720
FREE STANDING 0.6%
Realty Income Corp.	21,311	1,268,644

REGIONAL MALL 0.8%
Simon Property Group	8,905	1,531,927
TOTAL SHOPPING CENTERS		4,736,291

SPECIALTY 1.3%
CyrusOne	10,648	548,053
Digital Realty Trust	4,815	512,268
DuPont Fabros Technology	14,228	705,566
Equinix	1,055	422,390
GEO Group/The	8,637	400,498
		2,588,775
TOTAL REAL ESTATE		29,056,542

WATER 0.4%
American Water Works Co.	9,178	713,773
TOTAL UNITED STATES		63,866,398
TOTAL COMMON STOCK (Identified cost—$104,202,327)		112,111,393

PREFERRED SECURITIES—$25 PAR VALUE 0.7%
NETHERLANDS 0.1%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Aegon NV, 6.50% (USD)(d)	4,000	103,000
Aegon NV, 8.00%, due 2/15/42 (USD)	6,819	176,885

	Number of Shares	Value
TOTAL NETHERLANDS		$279,885

UNITED KINGDOM 0.1%
BANKS—FOREIGN
National Westminster Bank PLC, 7.763%, Series C (USD)(d)	4,738	123,378

UNITED STATES 0.5%
BANKS
GMAC Capital Trust I, 6.824%, due 2/15/40, Series 2 (TruPS) (FRN)(e)	24,700	628,121
Wells Fargo & Co., 8.00%, Series J(d)	17,430	457,363
TOTAL UNITED STATES		1,085,484
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,499,751)		1,488,747

	Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES 6.1%
CAYMAN ISLANDS 0.4%
BANKS—FOREIGN
SMFG Preferred Capital, 9.50%, 144A (USD)(c),(d)	$700,000	766,271

FRANCE 0.4%
BANKS—FOREIGN 0.2%
Credit Agricole SA, 8.375%, 144A (USD)(c),(d)	400,000	446,500

INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.2%
CNP Assurances, 7.50% (USD)(d)	400,000	426,024
TOTAL FRANCE		872,524

JAPAN 0.2%
INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN
Dai-ichi Life Insurance Co. Ltd., 7.25%, 144A (USD)(c),(d)	250,000	287,219

NETHERLANDS 0.7%
BANKS—FOREIGN 0.6%
Rabobank Nederland, 11.00%, 144A (USD)(c),(d)	1,000,000	1,171,250

INSURANCE—MULTI-LINE—FOREIGN 0.1%
ING Capital Funding Trust III, 4.747%, Series 9 (FRN) (USD)(d),(e)	292,000	291,816
TOTAL NETHERLANDS		1,463,066

	Principal Amount	Value
SWITZERLAND 0.6%
INSURANCE—REINSURANCE—FOREIGN
Aquarius + Investments PLC, 8.25% (USD)(d)	$1,000,000	$1,074,445

UNITED KINGDOM 0.5%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN 0.2%
Friends Life Holdings PLC, 7.875% (USD)(d)	300,000	322,392

MULTI-LINE—FOREIGN 0.3%
Aviva PLC, 8.25% (USD)(d)	650,000	675,188
TOTAL UNITED KINGDOM		997,580

UNITED STATES 3.3%
BANKS 0.6%
Goldman Sachs Group/The, 2.789%, due 10/28/27, Series GMTN (FRN)(e)	525,000	541,006
JPMorgan Chase & Co., 1.656%, due 3/9/21, (FRN)(e)	700,000	697,436
		1,238,442

COMMUNICATIONS—TELECOMMUNICATION 0.1%
AT&T, 5.20%, due 3/15/20	250,000	270,264

ELECTRIC—INTEGRATED 0.2%
Emera US Finance LP, 2.15%, due 6/15/19	300,000	300,069

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.1%
General Motors Financial Co., 2.573%, due 1/14/22, (FRN)(e)	205,000	210,395

INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.3%
BMW US Capital LLC, 1.799%, due 4/6/22, (FRN) 144A(c),(e)	625,000	626,017

INSURANCE 1.1%
LIFE/HEALTH INSURANCE 0.7%
Metropolitan Life Global Funding I, 1.75%, due 12/19/18, 144A(c)	500,000	499,470
Prudential Financial, 8.875%, due 6/15/38	814,000	877,085
		1,376,555
MULTI-LINE 0.4%
Hartford Financial Services Group/The, 8.125%, due 6/15/68	750,000	800,625
TOTAL INSURANCE		2,177,180

	Principal Amount	Value
REAL ESTATE 0.9%
DIVERSIFIED 0.3%
VEREIT, 3.00%, due 8/1/18, (Convertible)	$550,000	$551,031

FINANCE 0.1%
Ventas Realty LP/Ventas Capital Corp., 4.00%, due 4/30/19	195,000	201,774

SHOPPING CENTER—REGIONAL MALL 0.4%
Simon Property Group LP, 5.65%, due 2/1/20	675,000	734,078

SPECIALTY 0.1%
Digital Realty Trust LP, 5.25%, due 3/15/21	250,000	271,482
TOTAL REAL ESTATE		1,758,365
TOTAL UNITED STATES		6,580,732
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,974,375)		12,041,837

CORPORATE BONDS 3.3%
CAYMAN ISLANDS 0.2%
INSURANCE
XLIT Ltd., 2.30%, due 12/15/18 (USD)	288,000	289,943

ITALY 0.2%
COMMUNICATIONS—INTEGRATED TELECOMMUNICATIONS SERVICES
Telecom Italia Capital SA, 6.999%, due 6/4/18 (USD)	400,000	421,500

UNITED KINGDOM 0.3%
BANKS—FOREIGN
HSBC Holdings PLC, 2.499%, due 1/5/22, 2.499%, (FRN)(USD)(e)	300,000	308,661
Standard Chartered PLC, 2.10%, due 8/19/19, 144A (USD)(c)	300,000	297,706
TOTAL UNITED KINGDOM		606,367

UNITED STATES 2.6%
BANKS 0.2%
Ally Financial, 4.75%, due 9/10/18	350,000	360,500

COMMUNICATIONS—TOWERS 0.2%
American Tower Corp., 4.50%, due 1/15/18	450,000	459,690

ELECTRIC—REGULATED ELECTRIC 0.1%
Southern Co./The, 2.15%, due 9/1/19	250,000	250,105

	Principal Amount	Value
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES 0.2%
Ford Motor Credit Co. LLC, 2.021%, due 5/3/19	$250,000	$248,928
General Motors Financial Co, 2.40%, due 5/9/19	200,000	200,532
		449,460
INSURANCE—LIFE/HEALTH INSURANCE 0.3%
Metropolitan Life Global Funding I, 1.55%, due 9/13/19, 1.55%, 144A(c)	500,000	494,523

REAL ESTATE 1.5%
DIVERSIFIED 0.5%
Select Income REIT, 2.85%, due 2/1/18	500,000	503,276
WEA Finance LLC, 2.70%, due 9/17/19, 144A(c)	435,000	439,285
		942,561
FINANCE 0.5%
iStar Financial, 4.00%, due 11/1/17	330,000	331,650
VEREIT Operating Partnership LP, 3.00%, due 2/6/19	700,000	703,115
		1,034,765
SHOPPING CENTERS 0.5%
DDR Corp., 7.875%, due 9/1/20	150,000	173,632
Kimco Realty Corp., 6.875%, due 10/1/19	250,000	278,592
National Retail Properties, 6.875%, due 10/15/17	200,000	205,461
Realty Income Corp., 6.75%, due 8/15/19	250,000	276,559
		934,244
TOTAL REAL ESTATE		2,911,570

UTILITIES—INTEGRATED ELECTRIC 0.1%
Progress Energy, 4.875%, due 12/1/19	200,000	213,216
TOTAL UNITED STATES		5,139,064
TOTAL CORPORATE BONDS (Identified cost—$6,443,010)		6,456,874

U.S. TREASURY INFLATION-PROTECTED SECURITIES 2.0%
U.S. Treasury Inflation Indexed Bonds, 1.875%, due 7/15/19	1,080,255	1,147,982
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20	1,335,960	1,414,242

		Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds, 1.375%, due 1/15/20		$1,375,393	$1,449,497
TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$3,989,165)			4,011,721

		Number of Contracts
PURCHASED OPTION CONTRACTS 0.1%
Brent Crude Oil, Call, USD Strike Price 51, expires 11/15/17		25	135,000
TOTAL PURCHASED OPTION CONTRACTS (Identified cost—$112,651)			135,000

		Number of Shares
SHORT-TERM INVESTMENTS 29.6%
MONEY MARKET FUNDS 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53%(f),(g)		9,200,000	9,200,000

		Principal Amount
U.S. TREASURY BILLS 24.9%
U.S. Treasury Bills, 0.71%, due 6/15/17(f),(h)		$8,810,000	8,797,217
U.S. Treasury Bills, 0.53%, due 5/11/17(f),(h)		8,240,000	8,235,148
U.S. Treasury Bills, 0.63%, due 6/1/17(f),(h),(i)		21,060,000	21,035,928
U.S. Treasury Bills, 0.455%, due 4/20/17(f),(h)		11,380,000	11,377,267
			49,445,560
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$58,646,902)			58,645,560

TOTAL INVESTMENTS (Identified cost—$186,868,181)	98.3%		194,891,132
WRITTEN OPTION CONTRACTS	(0.0)		(31,250)
OTHER ASSETS IN EXCESS OF LIABILITIES(j)	1.7		3,466,660
NET ASSETS	100.0%		$198,326,542

	Number of Contracts	Value
WRITTEN OPTION CONTRACTS (0.0%)
Alcoa Corp., Put, USD Strike Price 34, expires 4/21/17	250	$(31,250)
TOTAL WRITTEN OPTION CONTRACTS (Premium received—$(27,446)		$(31,250)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) All or a portion of the security is pledged in connection with written option contracts. $403,176 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

(b) Non-income producing security.

(c) Resale is restricted to qualified institutional investors. Aggregate holdings amounting to $6,319,657 or 3.2% of the net assets of the Fund, of which 0.0% are illiquid.

(d) Perpetual security.  Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

(e) Variable rate.  Rate shown is in effect at March 31, 2017.

(f) All or a portion of this security is held by Cohen & Steers Real Assets Fund, Ltd., a wholly-owned subsidiary.

(g) Rate quoted represents the annualized seven-day yield of the fund.

(h) The rate shown is the effective yield on the date of purchase.

(i) All or a portion of this security has been pledged as collateral for futures contracts. $5,961,737 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.

(j) Other assets in excess of liabilities include unrealized appreciation/depreciation on open futures contracts at March 31, 2017.

Futures contracts outstanding at March 31, 2017 were as follows:

Number of Contracts(a)	Description	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
	LONG FUTURES OUTSTANDING
37	Aluminum HG LME	$1,730,031	$1,812,306	May 15, 2017	$82,275
5	Brent Crude Oil(b)	264,242	267,650	April 28, 2017	3,408
143	Brent Crude Oil(b)	7,711,851	7,691,970	May 31, 2017	(19,881)
41	Coffee C	2,158,702	2,141,738	May 18, 2017	(16,964)
100	Copper	6,748,471	6,631,250	May 26, 2017	(117,221)
263	Corn	4,957,199	4,789,887	May 12, 2017	(167,312)
18	Cotton No. 2	696,467	695,970	May 8, 2017	(497)
29	Feeder Cattle(b)	1,826,565	1,924,150	May 25, 2017	97,585
37	Gasoline RBOB	2,746,819	2,646,462	April 28, 2017	(100,357)
18	Gasoline RBOB	1,268,775	1,282,630	May 31, 2017	13,855
40	Gold	4,859,765	5,004,800	June 28, 2017	145,035
81	KC Wheat	1,872,630	1,703,025	May 12, 2017	(169,605)
46	Lean Hogs	1,413,522	1,358,840	June 14, 2017	(54,682)
82	Light Sweet Crude Oil	4,392,449	4,149,200	April 20, 2017	(243,249)
42	Light Sweet Crude Oil	2,110,086	2,144,940	May 22, 2017	34,854
9	Live Cattle	404,143	399,150	June 30, 2017	(4,993)
114	Natural Gas	3,569,204	3,636,600	April 26, 2017	67,396
42	Natural Gas	1,335,781	1,397,760	September 27, 2017	61,979
35	Nickel LME	2,263,946	2,099,370	May 15, 2017	(164,576)
39	NY Harbor ULSD	2,709,069	2,579,195	April 28, 2017	(129,874)
33	Silver	2,940,906	3,012,240	May 26, 2017	71,334
13	Silver	1,160,678	1,202,435	December 27, 2017	41,757
49	Soybean	2,488,874	2,317,700	May 12, 2017	(171,174)
103	Soybean Meal	3,523,926	3,176,520	May 12, 2017	(347,406)
4	Soybean Oil	77,710	76,272	May 12, 2017	(1,438)
89	Sugar 11	2,009,324	1,670,637	April 28, 2017	(338,687)
22	Sugar 11	423,257	415,923	June 30, 2017	(7,334)
53	Sugar 11	1,135,741	1,015,650	September 29, 2017	(120,092)
139	Wheat	3,127,704	2,964,175	May 12, 2017	(163,529)
59	Zinc LME	4,113,987	4,078,375	May 15, 2017	(35,612)
	SHORT FUTURES OUTSTANDING
7	Aluminum HG LME	(326,410)	(342,869)	May 15, 2017	(16,459)
28	Brent Crude Oil(b)	(1,566,100)	(1,517,040)	October 31, 2017	49,060
18	Brent Crude Oil(b)	(961,058)	(970,740)	April 30, 2018	(9,682)
33	Coffee Robusta	(711,040)	(709,170)	May 31, 2017	1,870
13	Copper	(884,719)	(876,687)	December 27, 2017	8,032
71	Corn	(1,390,932)	(1,378,288)	December 14, 2017	12,644
14	Cotton No. 2	(517,746)	(550,130)	July 7, 2017	(32,384)
33	Cotton No. 2	(1,234,419)	(1,222,485)	December 6, 2017	11,934
20	Gasoline RBOB	(1,282,587)	(1,273,776)	September 29, 2017	8,811
10	Gold	(1,237,089)	(1,261,000)	December 27, 2017	(23,911)
42	Light Sweet Crude Oil	(2,140,818)	(2,182,320)	May 22, 2018	(41,502)
9	Natural Gas	(300,427)	(298,440)	June 28, 2017	1,987
9	Nickel LME	(594,404)	(547,317)	December 18, 2017	47,088
22	Soybean	(1,072,296)	(1,049,400)	November 14, 2017	22,896
9	Zinc LME	(618,679)	(622,125)	May 15, 2017	(3,446)
					$(1,718,067)

(a) Represents positions held in the Subsidiary.

(b) Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date.  In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Broad of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities may or may not be an indication of the risk associated with investing in those securities.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2017.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$112,111,393	$112,111,393	$—	$—
Preferred Securities - $25 Par Value	1,488,747	1,488,747	—	—
Preferred Securities - Capital Securities	12,041,837	—	12,041,837	—
Corporate Bonds	6,456,874	—	6,456,874	—
U.S Treasury Inflation-Protected Securities	4,011,721	—	4,011,721	—
Purchased Options	135,000	135,000	—	—
Short-Term Investments	58,645,560	—	58,645,560	—
Total Investments(a)	$194,891,132	$113,735,140	$81,155,992	$—
Futures Contracts	$783,800	$783,800	$—	$—
Total Unrealized Appreciation in Other Financial Instruments(a)	$783,800	$783,800	$—	$—
Written Options	$(31,250)	$(31,250)	$—	$—
Futures Contracts	(2,501,867)	(2,501,867)	—	—
Total Unrealized Depreciation in Other Financial Instruments(a)	$(2,533,117)	$(2,533,117)	$—	$—

(a) Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock — United States
Balance as of December 31, 2016	$1,133,640
Transfers out of Level 3(a)	(1,168,928)
Change in unrealized appreciation (depreciation)	35,288
Balance as of March 31, 2017	$—

(a) As of December 31, 2016, the Fund used significant unobservable inputs in determining the value of this investment. As of March 31, 2017, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 31, 2017:

Futures contracts	$(1,718,067)

The following summarizes the volume of the Fund’s futures contracts activity during the three months ended March 31, 2017:

Futures Contracts
Average Notional Balance - Long	$68,994,937
Average Notional Balance - Short	(13,809,922)
Ending Notional Balance - Long	74,286,820
Ending Notional Balance - Short	(14,801,787)

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.  Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures.  Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts.  While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Options:  The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities.  Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Transactions in written options during the three months ended  March 31, 2017, were as follows:

	Number
	of Contracts	Premiums
Written option contracts outstanding at December 31, 2016	—	$—
Option contracts written	250	27,446
Written option contracts outstanding at March 31, 2017	250	$27,446

Note 3.   Income Tax Information

As of March 31, 2017, the federal tax cost and net unrealized appreciation (depreciation) in value of securities held were as follows:

Cost for federal income tax purposes	$186,868,181
Gross unrealized appreciation	$9,646,392
Gross unrealized depreciation	(1,623,441)
Net unrealized appreciation (depreciation)	$8,022,951

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: May 26, 2017